RELATED-PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2024
RELATED-PARTY TRANSACTIONS
RELATED-PARTY TRANSACTIONS

16. RELATED-PARTY TRANSACTIONS

In 2021, the Group obtained a noncontrolling interest and exercised significant influence over ClickHouse, Inc. The Group considered technical support services received from ClickHouse, Inc. in the amount of $0.6 for the year ended December 31, 2022 as transactions with a related party. As of December 31, 2022, ClickHouse Inc. ceased to be a related party of the Group as a result of the loss of significant influence by the Group.